Average Annual Total Returns - Pioneer Fund	May 01, 2021	Apr. 30, 2021
StandardPoors500Indexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Class A
Average Annual Return:
1 Year	16.79%
5 Years	14.89%
10 Years	11.92%
Inception Date	Feb. 13, 2028
Class A | After Taxes on Distributions
Average Annual Return:
1 Year		15.14%
5 Years		11.38%
10 Years		8.76%
Inception Date		Feb. 13, 2028
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		10.95%
5 Years		10.94%
10 Years		8.80%
Inception Date		Feb. 13, 2028
Class C
Average Annual Return:
1 Year	22.99%
5 Years	15.35%
10 Years	11.71%
Inception Date	Jul. 01, 2096
Class Y
Average Annual Return:
1 Year	24.33%
5 Years	16.56%
10 Years	12.91%
Inception Date	May 06, 2099
Class R
Average Annual Return:
1 Year	23.41%
5 Years	15.78%
10 Years	12.17%
Inception Date	Apr. 01, 2003
Class K
Average Annual Return:
1 Year	24.33%
5 Years
10 Years
Inception Date	Dec. 31, 2019